iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.5%
Expeditors International of Washington, Inc. ....... 10,079 $ 1,226,010
FedEx Corp. ............................ 16,589 5,020,993
United Parcel Service, Inc., Class B ............ 52,324 7,101,413
13,348,416
a
Automobiles  — 3.0%
Ford Motor Co. .......................... 278,868 3,103,801
General Motors Co. ....................... 80,265 4,461,931
Tesla, Inc.
(a)
............................. 205,360 70,882,058
78,447,790
a
Banks  — 4.2%
Bank of America Corp. ..................... 498,780 23,697,038
Citigroup, Inc. ........................... 136,269 9,657,384
JPMorgan Chase & Co. .................... 203,205 50,744,352
U.S. Bancorp ........................... 111,461 5,939,757
Wells Fargo & Co. ........................ 243,094 18,516,470
108,555,001
a
Beverages  — 1.6%
Coca-Cola Co. (The) ...................... 292,423 18,738,466
Constellation Brands, Inc., Class A ............. 11,671 2,812,127
Keurig Dr Pepper, Inc. ..................... 82,328 2,688,009
Molson Coors Beverage Co., Class B ........... 12,981 805,601
PepsiCo, Inc. ........................... 97,989 16,016,302
41,060,505
a
Biotechnology  — 2.3%
AbbVie, Inc. ............................ 126,167 23,079,729
Amgen, Inc. ............................ 38,368 10,853,156
Biogen, Inc.
(a)
........................... 10,408 1,671,837
Exact Sciences Corp.
(a)
..................... 13,200 819,456
Gilead Sciences, Inc. ...................... 88,912 8,231,473
Incyte Corp.
(a)
........................... 11,695 872,330
Moderna, Inc.
(a)
.......................... 23,340 1,005,020
Regeneron Pharmaceuticals, Inc.
(a)
............. 7,752 5,815,706
Vertex Pharmaceuticals, Inc.
(a)
................ 18,429 8,627,168
60,975,875
a
Broadline Retail  — 5.1%
Amazon.com, Inc.
(a)
....................... 595,805 123,861,901
eBay, Inc. .............................. 34,930 2,210,720
MercadoLibre, Inc.
(a)
....................... 3,265 6,481,580
132,554,201
a
Building Products  — 0.7%
Carlisle Companies, Inc. .................... 3,309 1,511,220
Carrier Global Corp. ....................... 58,034 4,490,091
Johnson Controls International PLC ............ 47,713 4,001,212
Lennox International, Inc. ................... 2,281 1,521,723
Owens Corning .......................... 6,217 1,278,340
Trane Technologies PLC .................... 16,122 6,710,299
19,512,885
a
Capital Markets  — 3.6%
Bank of New York Mellon Corp. (The) ........... 52,696 4,314,222
BlackRock, Inc.
(b)
......................... 10,588 10,829,406
Carlyle Group, Inc. (The) .................... 16,555 881,223
Cboe Global Markets, Inc. ................... 7,478 1,614,126
Charles Schwab Corp. (The) ................. 114,324 9,461,454
CME Group, Inc., Class A ................... 25,715 6,120,170
FactSet Research Systems, Inc. ............... 2,714 1,331,678
Goldman Sachs Group, Inc. (The) ............. 22,547 13,721,428
Intercontinental Exchange, Inc. ............... 41,016 6,601,935
Security Shares Value
a
Capital Markets (continued)
Moody's Corp. ........................... 11,708 $ 5,853,766
Morgan Stanley .......................... 86,665 11,405,981
Nasdaq, Inc. ............................ 30,795 2,555,677
Northern Trust Corp. ....................... 14,401 1,600,815
S&P Global, Inc. ......................... 22,866 11,947,714
State Street Corp. ........................ 21,002 2,068,907
T Rowe Price Group, Inc. ................... 15,899 1,968,932
Tradeweb Markets, Inc., Class A ............... 8,300 1,124,650
93,402,084
a
Chemicals  — 1.3%
Corteva, Inc. ............................ 49,448 3,077,644
DuPont de Nemours, Inc. ................... 29,811 2,491,901
Ecolab, Inc. ............................ 18,283 4,548,262
Linde PLC ............................. 34,096 15,717,915
PPG Industries, Inc. ....................... 16,652 2,071,009
Sherwin-Williams Co. (The) .................. 17,113 6,800,706
34,707,437
a
Commercial Services & Supplies  — 1.0%
Cintas Corp. ............................ 25,923 5,853,154
Copart, Inc.
(a)
........................... 61,918 3,924,982
Republic Services, Inc. ..................... 15,699 3,427,092
Veralto Corp. ............................ 17,654 1,909,986
Waste Connections, Inc. .................... 18,424 3,546,068
Waste Management, Inc. .................... 28,660 6,540,785
25,202,067
a
Communications Equipment  — 0.7%
Cisco Systems, Inc. ....................... 297,198 17,597,094
F5, Inc.
(a)
.............................. 4,340 1,086,519
18,683,613
a
Construction & Engineering  — 0.2%
AECOM ............................... 9,567 1,119,052
Quanta Services, Inc. ...................... 10,529 3,627,451
4,746,503
a
Construction Materials  — 0.3%
CRH PLC .............................. 48,761 4,986,788
Martin Marietta Materials, Inc. ................ 4,366 2,619,600
7,606,388
a
Consumer Finance  — 0.6%
American Express Co. ..................... 40,624 12,377,320
Discover Financial Services .................. 17,942 3,273,159
15,650,479
a
Consumer Staples Distribution & Retail  — 2.5%
Costco Wholesale Corp. .................... 31,644 30,754,171
Target Corp. ............................ 32,898 4,352,734
Walmart, Inc. ............................ 315,758 29,207,615
64,314,520
a
Containers & Packaging  — 0.2%
Avery Dennison Corp. ...................... 5,751 1,184,419
Ball Corp. .............................. 21,682 1,347,753
Crown Holdings, Inc. ...................... 8,616 793,447
Smurfit WestRock PLC ..................... 37,131 2,042,948
5,368,567
a
Diversified Telecommunication Services  — 1.0%
AT&T, Inc. .............................. 512,115 11,860,583
Verizon Communications, Inc. ................ 300,663 13,331,398
25,191,981
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities  — 1.5%
Alliant Energy Corp. ....................... 18,679 $ 1,180,513
Constellation Energy Corp. .................. 22,344 5,732,577
Duke Energy Corp. ....................... 55,158 6,456,244
Eversource Energy ....................... 25,518 1,645,656
Exelon Corp. ............................ 71,447 2,826,443
NextEra Energy, Inc. ...................... 146,793 11,548,205
Southern Co. (The) ....................... 78,181 6,968,272
Xcel Energy, Inc. ......................... 39,809 2,888,541
39,246,451
a
Electrical Equipment  — 0.9%
AMETEK, Inc. ........................... 16,547 3,216,406
Eaton Corp. PLC ......................... 28,427 10,672,065
Emerson Electric Co. ...................... 40,912 5,424,931
Hubbell, Inc. ............................ 3,826 1,760,304
Rockwell Automation, Inc. ................... 8,095 2,389,158
23,462,864
a
Electronic Equipment, Instruments & Components  — 0.0%
Trimble, Inc.
(a)
........................... 18,035 1,316,014
a
Energy Equipment & Services  — 0.4%
Baker Hughes Co., Class A .................. 70,957 3,118,560
Halliburton Co. .......................... 63,047 2,008,678
Schlumberger N.V. ........................ 101,415 4,456,175
9,583,413
a
Entertainment  — 1.7%
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 15,356 1,356,856
Netflix, Inc.
(a)
............................ 30,658 27,187,821
Walt Disney Co. (The) ..................... 129,526 15,215,419
43,760,096
a
Financial Services  — 3.8%
Apollo Global Management, Inc. ............... 28,468 4,982,754
Block, Inc., Class A
(a)
...................... 39,644 3,510,476
Fidelity National Information Services, Inc. ........ 38,966 3,323,800
Fiserv, Inc.
(a)
............................ 41,108 9,083,224
Global Payments, Inc. ..................... 18,163 2,160,670
Jack Henry & Associates, Inc. ................ 5,199 915,960
Mastercard, Inc., Class A .................... 58,923 31,402,424
PayPal Holdings, Inc.
(a)
..................... 69,368 6,019,061
Visa, Inc., Class A ........................ 119,300 37,589,044
98,987,413
a
Food Products  — 0.5%
General Mills, Inc. ........................ 39,662 2,628,004
Hershey Co. (The) ........................ 10,554 1,858,876
Kellanova .............................. 19,687 1,600,356
McCormick & Co., Inc., NVS ................. 18,023 1,413,184
Mondelez International, Inc., Class A ............ 95,409 6,196,815
The Campbell's Company ................... 14,302 660,752
14,357,987
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 11,026 1,668,454
a
Ground Transportation  — 1.3%
CSX Corp. ............................. 138,469 5,061,042
Norfolk Southern Corp. ..................... 16,153 4,455,805
Old Dominion Freight Line, Inc. ............... 13,765 3,099,052
Uber Technologies, Inc.
(a)
................... 135,040 9,717,479
Union Pacific Corp. ....................... 43,514 10,646,135
32,979,513
a
Security Shares Value
a
Health Care Equipment & Supplies  — 1.4%
Abbott Laboratories ....................... 124,271 $ 14,759,667
Becton Dickinson & Co. .................... 20,651 4,582,457
Boston Scientific Corp.
(a)
.................... 105,176 9,535,256
Edwards Lifesciences Corp.
(a)
................ 43,021 3,069,548
IDEXX Laboratories, Inc.
(a)
................... 5,880 2,479,890
Teleflex, Inc. ............................ 3,401 655,883
Zimmer Biomet Holdings, Inc. ................ 14,547 1,630,719
36,713,420
a
Health Care Providers & Services  — 1.9%
DaVita, Inc.
(a)
............................ 3,302 548,693
Humana, Inc. ........................... 8,598 2,548,275
Labcorp Holdings, Inc. ..................... 6,000 1,446,960
McKesson Corp. ......................... 9,271 5,826,824
UnitedHealth Group, Inc. .................... 65,946 40,240,249
50,611,001
a
Health Care REITs  — 0.2%
Welltower, Inc. ........................... 44,234 6,112,254
a
Hotels, Restaurants & Leisure  — 2.7%
Airbnb, Inc., Class A
(a)
...................... 31,421 4,276,712
Booking Holdings, Inc. ..................... 2,387 12,417,126
Chipotle Mexican Grill, Inc.
(a)
................. 97,807 6,017,087
Flutter Entertainment PLC
(a)
.................. 12,696 3,508,159
Hilton Worldwide Holdings, Inc. ............... 17,605 4,461,811
Hyatt Hotels Corp., Class A .................. 3,278 517,727
Las Vegas Sands Corp. .................... 26,304 1,395,690
Marriott International, Inc., Class A ............. 17,087 4,939,681
McDonald's Corp. ........................ 51,223 15,162,520
MGM Resorts International
(a)
................. 16,278 624,099
Royal Caribbean Cruises Ltd. ................ 17,469 4,263,484
Starbucks Corp. .......................... 80,938 8,292,908
Wynn Resorts Ltd. ........................ 7,357 694,354
Yum! Brands, Inc. ........................ 20,080 2,789,915
69,361,273
a
Household Products  — 1.6%
Church & Dwight Co., Inc. ................... 17,488 1,925,953
Clorox Co. (The) ......................... 8,836 1,477,114
Colgate-Palmolive Co. ..................... 55,450 5,358,133
Kimberly-Clark Corp. ...................... 24,048 3,351,089
Procter & Gamble Co. (The) ................. 167,829 30,085,027
42,197,316
a
Industrial REITs  — 0.3%
Prologis, Inc. ............................ 66,127 7,722,311
a
Insurance  — 2.1%
American International Group, Inc. ............. 45,990 3,535,711
Aon PLC, Class A ........................ 13,957 5,464,724
Arch Capital Group Ltd. .................... 26,851 2,704,433
Arthur J Gallagher & Co. .................... 15,645 4,884,995
Chubb Ltd. ............................. 27,421 7,917,265
Hartford Financial Services Group, Inc. (The) ...... 20,916 2,579,152
Marsh & McLennan Companies, Inc. ............ 35,130 8,193,370
Progressive Corp. (The) .................... 41,830 11,247,250
Travelers Companies, Inc. (The) ............... 16,286 4,332,728
W R Berkley Corp. ........................ 21,746 1,403,704
Willis Towers Watson PLC ................... 7,254 2,335,788
54,599,120
a
Interactive Media & Services  — 8.1%
Alphabet, Inc., Class A ..................... 382,236 64,578,772
Alphabet, Inc., Class C, NVS ................. 327,933 55,909,297
Match Group, Inc.
(a)
....................... 17,501 572,983

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A ................. 156,096 $ 89,649,055
Pinterest, Inc., Class A
(a)
.................... 43,105 1,306,944
Snap, Inc., Class A, NVS
(a)
.................. 77,008 909,464
212,926,515
a
IT Services  — 1.9%
Accenture PLC, Class A .................... 46,533 16,862,163
Akamai Technologies, Inc.
(a)
.................. 11,233 1,056,127
Cloudflare, Inc., Class A
(a)
................... 22,653 2,261,449
Cognizant Technology Solutions Corp., Class A ..... 36,673 2,951,810
EPAM Systems, Inc.
(a)
...................... 4,238 1,033,733
Gartner, Inc.
(a)
........................... 5,737 2,971,365
International Business Machines Corp. .......... 68,579 15,595,550
Okta, Inc., Class A
(a)
....................... 11,918 924,360
Snowflake, Inc., Class A
(a)
................... 22,463 3,926,532
Twilio, Inc., Class A
(a)
...................... 11,358 1,187,365
48,770,454
a
Life Sciences Tools & Services  — 1.4%
Agilent Technologies, Inc. ................... 20,527 2,832,110
Charles River Laboratories International, Inc.
(a)
..... 3,677 731,944
Danaher Corp. .......................... 46,428 11,128,327
Illumina, Inc.
(a)
........................... 11,346 1,635,526
IQVIA Holdings, Inc.
(a)
...................... 13,021 2,615,138
Mettler-Toledo International, Inc.
(a)
............. 1,527 1,910,582
Thermo Fisher Scientific, Inc. ................. 27,281 14,448,836
Waters Corp.
(a)
.......................... 4,238 1,630,443
36,932,906
a
Machinery  — 1.3%
Cummins, Inc. ........................... 9,783 3,669,016
Deere & Co. ............................ 18,561 8,647,570
Dover Corp. ............................ 9,813 2,020,497
Fortive Corp. ............................ 25,030 1,985,630
Graco, Inc. ............................. 12,074 1,099,700
IDEX Corp. ............................. 5,401 1,245,632
Ingersoll Rand, Inc. ....................... 28,817 3,001,867
PACCAR, Inc. ........................... 37,440 4,380,480
Pentair PLC ............................ 11,825 1,288,807
Stanley Black & Decker, Inc. ................. 10,987 982,787
Westinghouse Air Brake Technologies Corp. ....... 12,504 2,508,552
Xylem, Inc. ............................. 17,349 2,198,986
33,029,524
a
Media  — 0.4%
Comcast Corp., Class A .................... 275,914 11,916,726
a
Metals & Mining  — 0.5%
Freeport-McMoRan, Inc. .................... 102,627 4,536,113
Newmont Corp. .......................... 81,678 3,425,575
Nucor Corp. ............................ 16,945 2,621,222
Steel Dynamics, Inc. ....................... 10,476 1,521,849
12,104,759
a
Multi-Utilities  — 0.6%
Consolidated Edison, Inc. ................... 24,726 2,487,188
Dominion Energy, Inc. ...................... 59,908 3,519,595
NiSource, Inc. ........................... 32,038 1,220,327
Public Service Enterprise Group, Inc. ........... 35,572 3,354,440
Sempra ............................... 45,229 4,236,601
14,818,151
a
Office REITs  — 0.0%
BXP, Inc. .............................. 10,924 895,659
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  — 3.4%
Chevron Corp. ........................... 124,095 $ 20,094,703
ConocoPhillips .......................... 82,927 8,984,311
Diamondback Energy, Inc. ................... 13,600 2,415,224
EOG Resources, Inc. ...................... 40,614 5,412,222
Exxon Mobil Corp. ........................ 317,316 37,430,595
Hess Corp. ............................. 19,799 2,914,017
Kinder Morgan, Inc., Class P ................. 142,881 4,039,246
Occidental Petroleum Corp. .................. 45,286 2,290,566
ONEOK, Inc. ............................ 41,714 4,738,711
88,319,595
a
Personal Care Products  — 0.0%
Estee Lauder Companies, Inc. (The), Class A ...... 16,662 1,201,663
a
Pharmaceuticals  — 4.5%
Bristol-Myers Squibb Co. .................... 144,810 8,575,648
Catalent, Inc.
(a)
.......................... 12,960 791,986
Eli Lilly & Co. ........................... 57,699 45,890,900
Johnson & Johnson ....................... 171,935 26,651,644
Merck & Co., Inc. ......................... 181,030 18,399,889
Pfizer, Inc. ............................. 404,718 10,607,659
Zoetis, Inc., Class A ....................... 32,368 5,672,492
116,590,218
a
Professional Services  — 0.9%
Automatic Data Processing, Inc. ............... 29,132 8,941,485
Booz Allen Hamilton Holding Corp., Class A ....... 9,236 1,368,591
Broadridge Financial Solutions, Inc. ............ 8,343 1,969,115
Dayforce, Inc.
(a)(c)
......................... 11,288 902,927
Equifax, Inc. ............................ 8,840 2,312,190
Paychex, Inc. ........................... 23,135 3,383,956
Paycom Software, Inc. ..................... 3,648 846,044
TransUnion ............................. 13,869 1,407,704
Verisk Analytics, Inc. ....................... 10,173 2,992,998
24,125,010
a
Real Estate Management & Development  — 0.1%
CBRE Group, Inc., Class A
(a)
................. 21,890 3,064,381
Zillow Group, Inc., Class C, NVS
(a)
............. 10,967 929,015
3,993,396
a
Residential REITs  — 0.2%
AvalonBay Communities, Inc. ................ 10,158 2,390,685
Equity Residential ........................ 24,368 1,868,051
4,258,736
a
Retail REITs  — 0.4%
Kimco Realty Corp. ....................... 48,155 1,231,323
Realty Income Corp. ....................... 62,202 3,600,874
Regency Centers Corp. .................... 12,304 930,059
Simon Property Group, Inc. .................. 23,289 4,275,861
10,038,117
a
Semiconductors & Semiconductor Equipment  — 6.5%
Advanced Micro Devices, Inc.
(a)
............... 120,503 16,529,999
Analog Devices, Inc. ....................... 36,961 8,059,346
First Solar, Inc.
(a)
......................... 7,520 1,498,511
Marvell Technology, Inc. .................... 64,491 5,977,671
NVIDIA Corp. ........................... 909,181 125,694,273
QUALCOMM, Inc. ........................ 82,938 13,148,161
170,907,961
a
Software  — 11.3%
Adobe, Inc.
(a)
............................ 32,771 16,907,542
ANSYS, Inc.
(a)
........................... 6,496 2,280,746
Aspen Technology, Inc.
(a)
.................... 2,036 509,000

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Atlassian Corp., Class A
(a)
................... 11,865 $ 3,127,377
Autodesk, Inc.
(a)
.......................... 16,011 4,673,611
Bentley Systems, Inc., Class B ................ 11,780 583,110
Cadence Design Systems, Inc.
(a)
.............. 20,392 6,256,470
Crowdstrike Holdings, Inc., Class A
(a)
............ 17,329 5,995,314
Fortinet, Inc.
(a)
........................... 48,402 4,600,610
Gen Digital, Inc. .......................... 41,797 1,289,437
HubSpot, Inc.
(a)
.......................... 3,621 2,610,922
Intuit, Inc. .............................. 20,881 13,399,964
Manhattan Associates, Inc.
(a)
................. 4,546 1,297,610
Microsoft Corp. .......................... 312,762 132,442,197
Oracle Corp. ............................ 123,797 22,882,637
Palantir Technologies, Inc., Class A
(a)
........... 151,544 10,165,572
Palo Alto Networks, Inc.
(a)(c)
.................. 24,240 9,400,757
PTC, Inc.
(a)
............................. 8,872 1,774,932
Roper Technologies, Inc. .................... 7,971 4,515,093
Salesforce, Inc. .......................... 71,192 23,492,648
ServiceNow, Inc.
(a)
........................ 15,330 16,087,915
Synopsys, Inc.
(a)
......................... 11,436 6,386,892
Workday, Inc., Class A
(a)
.................... 15,860 3,964,841
Zscaler, Inc.
(a)
........................... 6,806 1,406,052
296,051,249
a
Specialized REITs  — 1.2%
American Tower Corp. ..................... 33,363 6,972,867
Crown Castle, Inc. ........................ 31,027 3,296,619
Digital Realty Trust, Inc. .................... 23,389 4,576,993
Equinix, Inc. ............................ 6,774 6,648,546
Iron Mountain, Inc. ........................ 20,940 2,589,650
Public Storage ........................... 11,246 3,914,170
VICI Properties, Inc. ....................... 74,788 2,438,837
30,437,682
a
Specialty Retail  — 1.4%
Home Depot, Inc. (The) .................... 70,947 30,445,486
Tractor Supply Co. ........................ 7,712 2,187,663
Ulta Beauty, Inc.
(a)
........................ 3,373 1,304,137
Williams-Sonoma, Inc. ..................... 9,029 1,553,168
35,490,454
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  — 5.6%
Apple, Inc. ............................. 590,733 $ 140,198,663
Dell Technologies, Inc., Class C ............... 23,626 3,014,441
Hewlett Packard Enterprise Co. ............... 95,837 2,033,661
145,246,765
a
Textiles, Apparel & Luxury Goods  — 0.4%
Deckers Outdoor Corp.
(a)
.................... 10,879 2,131,849
Lululemon Athletica, Inc.
(a)
................... 7,973 2,556,622
NIKE, Inc., Class B ....................... 85,034 6,698,128
11,386,599
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 13,909 1,904,698
Essential Utilities, Inc. ...................... 18,566 743,197
2,647,895
a
Wireless Telecommunication Services  — 0.3%
T-Mobile U.S., Inc. ........................ 37,500 9,260,250
a
Total Long-Term Investments — 99.7%
(Cost: $2,012,392,470) ............................... 2,603,357,496
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(b)(d)(e)
..................... 54,534 54,561
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(b)(d)
............................ 3,920,907 3,920,907
a
Total Short-Term Securities — 0.2%
(Cost: $3,975,459) .................................. 3,975,468
Total Investments — 99.9%
(Cost: $2,016,367,929) ............................... 2,607,332,964
Other Assets Less Liabilities — 0.1% ..................... 3,152,635
Net Assets — 100.0% ................................. $ 2,610,485,599
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,983,342  $ —  $ (9,928,389)
(a)
$ (311) $ (81) $ 54,561  54,534  $ 1,531
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,727,829  1,193,078
(a)
—  —  —  3,920,907  3,920,907  58,877  —
BlackRock, Inc. . 8,285,830  1,907,576  (545,069) 60,000  1,121,069  10,829,406  10,588  46,859  —
$ 59,689  $ 1,120,988
$ 14,804,874
$ 107,267  $ —

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024

Schedule of Investments
Affiliates (continued)
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 21 12/20/24 $ 6,354 $ 190,983
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,603,357,496  $ —  $ —  $ 2,603,357,496
Short-Term Securities
Money Market Funds ...................................... 3,975,468  —  —  3,975,468
$ 2,607,332,964  $ —  $ —  $ 2,607,332,964
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 190,983  $ —  $ —  $ 190,983
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust